9. LONG-TERM LOAN: Schedule of Long-term Loan (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Details
Long-term loan, gross amount	$ 16,902	$ 25,127
Current portion of long-term loan	6,963	7,031
Long-term loan, less current portion	9,939	18,096
Long-term loan payment schedule - Year 1	7,821	8,373
Long-term loan payment schedule - Year 2	7,821	8,373
Long-term loan payment schedule - Year 3	2,607	8,373
Long-term loan payment schedule - Year 4	0	2,792
Long-term loan, with payment schedule	18,249	27,911
Long-term loan, imputed interest	1,224	2,596
Long-term loan, other fees	123	188
Long-term loan, less imputed interest	$ 16,902	$ 25,127